UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-07444

American Strategic Income Portfolio Inc. III
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Richard J. Ertel, Assistant Secretary
American Strategic Income Portfolio Inc. III
800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)

Registrant’s telephone number, including area code:		612-303-7987

Date of fiscal year end:	8/31

Date of reporting period:	6/30/10

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07444

Reporting Period: 07/01/2009 - 06/30/2010

American Strategic Income Portfolio Inc III

================= American Strategic Income Portfolio Inc. III =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	American Strategic Income Portfolio Inc. III

By (Signature and Title)*	/s/ Charles D. Gariboldi, Jr.
Treasurer

Date	August 31, 2010

* Print the name and title of each signing officer under his or her signature.